Principal Accounting Policies - Schedule of Allowance For Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investment Holdings [Line Items]
Balance at the beginning of year	¥ 48,647	$ 7,455	¥ 20,204	¥ 16,905
Provision for doubtful accounts	56,747	8,697	30,023	4,200
Reversal	(837)	(128)	(1,580)	(901)
Write-offs	(14,968)	(2,294)	0	0
Balance at the end of year	91,422	14,011	48,647	20,204
Allowance for doubtful accounts recognized	55,910		28,443	3,299
Accounting standards update
Investment Holdings [Line Items]
Provision for doubtful accounts	¥ 1,833	$ 281	¥ 0	¥ 0